Investments in Joint Ventures - Summarized Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summarized statement of financial position
Cash and cash equivalents	€ 8,744	€ 10,768	€ 11,347
Assets	392,633	395,923
Other current liabilities	13,309	14,992
Other non-current liabilities	146	216
Total liabilities	370,065	371,821
Revenue	28,914	32,973	33,655
Results from financial transactions	(11,701)	20,250	15,753
Interest income	5,783	6,052	6,479
Profit or loss	751	2,534	610
Income tax (expense) or income	(40)	(65)	(172)
Net income / (loss)	711	2,469	438
Other comprehensive income	(1,104)	(2,038)	(1,301)
Total comprehensive income / (loss)	(393)	431	€ (863)
Dividends received	(94)	(118)
Amvest [member]
Summarized statement of financial position
Cash and cash equivalents	132	109
Other current assets	157	166
Total current assets	289	276
Non-current assets	3,304	3,173
Assets	3,593	3,449
Other current liabilities	154	133
Current liabilities	154	133
Non-current financial liabilities excluding trade payables and other provisions	590	643
Total non-current financial liabilities	590	643
Total liabilities	745	776
Net assets	2,848	2,673
Revenue	89	91
Results from financial transactions	349	275
Interest expense	(6)	(5)
Profit or loss	438	357
Income tax (expense) or income	(6)	(1)
Net income / (loss)	432	357
Total comprehensive income / (loss)	432	357
Dividends received	24	49
Other Joint ventures [member]
Summarized statement of financial position
Cash and cash equivalents	511	342
Other current assets	896	721
Total current assets	1,407	1,063
Non-current assets	6,723	6,521
Assets	8,130	7,584
Current financial liabilities excluding trade payables and other provisions	27	30
Other current liabilities	590	503
Current liabilities	617	533
Non-current financial liabilities excluding trade payables and other provisions	416	220
Other non-current liabilities	6,040	5,871
Total non-current financial liabilities	6,456	6,091
Total liabilities	7,073	6,624
Net assets	1,057	960
Revenue	1,599	1,420
Results from financial transactions	(1)	(1)
Depreciation and amortization	(14)	(20)
Interest income	51	186
Interest expense	(4)	(3)
Profit or loss	226	160
Income tax (expense) or income	(82)	(74)
Net income / (loss)	144	86
Other comprehensive income	12	(32)
Total comprehensive income / (loss)	156	54
Dividends received	€ 70	€ 69